UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-03235
                                                     ---------

			FMI Common Stock Fund, Inc.
                              ------------------
               (Exact name of registrant as specified in charter)


			100 East Wisconsin Avenue, Suite 2200
			    Milwaukee, Wisconsin 53202
                              --------------------
              (Address of principal executive offices) (Zip code)


				Ted D. Kellner
			    Fiduciary Management, Inc.
			100 East Wisconsin Avenue, Suite 2200
			      Milwaukee, WI 53202
                               ------------------
                    (Name and address of agent for service)


                                  414-226-4555
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ----------------

Date of reporting period: JUNE 30, 2007
                          -------------

Item 1. Schedule of Investments.


			       FMI Common Stock Fund, Inc.
  				Schedule of Investments
       	                	     June 30, 2007
 				      (Unaudited)


Shares or Principal Amount                                          Value
-------------------------------------------------------------------------------


COMMON STOCKS-89.7% (A)

COMMERCIAL SERVICES SECTOR-16.0%
--------------------------------
        Advertising/Marketing Services-2.7%
    569,700    Harte-Hanks, Inc.                                 $14,629,896


        Miscellaneous Commercial Services-4.6%
    249,300    G & K Services, Inc.                                9,849,843

    513,500    Navigant Consulting, Inc.*                          9,530,560

    222,500    Universal Technical Institute Inc.*                 5,649,275

                                                           -----------------
                                                                  25,029,678

        Personnel Services-8.7%
    361,900    AMN Healthcare Services, Inc.*                      7,961,800

    394,200    Korn/Ferry International*                          10,351,692

  1,372,100    MPS Group, Inc.*                                   18,344,977

    200,100    Watson Wyatt Worldwide Inc.                        10,101,048

                                                           -----------------
                                                                  46,759,517

CONSUMER DURABLES SECTOR-2.1%
-----------------------------
        Home Furnishings-2.1%
    330,900    Ethan Allen Interiors Inc.                         11,333,325

CONSUMER NON-DURABLES SECTOR-5.7%
---------------------------------
        Apparel/Footwear-2.9%
    420,500    Liz Claiborne, Inc.                                15,684,650


        Food: Meat/Fish/Dairy-2.8%
    390,800    Pilgrim's Pride Corp.                              14,916,836

CONSUMER SERVICES SECTOR-1.6%
-----------------------------
        Publishing: Books/Magazines-1.6%
    136,300    Meredith Corp.                                      8,396,080

DISTRIBUTION SERVICES SECTOR-7.1%
---------------------------------
        Electronics Distributors-4.0%
    257,300    Arrow Electronics, Inc.*                            9,888,039

    366,200    ScanSource, Inc.*                                  11,714,738

                                                           -----------------
                                                                  21,602,777

        Wholesale Distributors-3.1%
    246,800    United Stationers Inc.*                            16,446,752

ELECTRONIC TECHNOLOGY SECTOR-0.9%
---------------------------------
        Computer Peripherals-0.9%
    138,200    Imation Corp.                                       5,094,052

ENERGY MINERALS SECTOR-1.9%
---------------------------
        Oil & Gas Production-1.9%
    279,600    St. Mary Land & Exploration Co.                    10,238,952

FINANCE SECTOR-8.7%
-------------------
        Insurance Brokers/Services-3.3%
    633,000    Arthur J. Gallagher & Co.                          17,648,040


        Life/Health Insurance-3.1%
    356,000    Protective Life Corp.                              17,020,360


        Property/Casualty Insurance-2.3%
    581,250    Old Republic International Corp.                   12,357,375

HEALTH SERVICES SECTOR-1.7%
---------------------------
        Medical/Nursing Services-1.7%
    595,600    Option Care, Inc.                                   9,172,240

HEALTH TECHNOLOGY SECTOR-4.1%
-----------------------------
        Medical Specialties-4.1%
    213,200    Beckman Coulter, Inc.                              13,789,776

    109,600    Bio-Rad Laboratories, Inc.*                         8,282,472

                                                           -----------------
                                                                  22,072,248
INDUSTRIAL SERVICES SECTOR-9.3%
-------------------------------
        Environmental Services-2.1%
    366,450    Waste Connections, Inc.*                           11,081,448


        Oilfield Services/Equipment-7.2%
    281,000    Bristow Group, Inc.*                               13,923,550

    630,100    Dresser-Rand Group, Inc.*                          24,888,950

                                                           -----------------
                                                                  38,812,500
PROCESS INDUSTRIES SECTOR-8.9%
------------------------------
        Containers/Packaging-5.1%
    303,200    AptarGroup, Inc.                                   10,781,792

    504,700    Bemis Company, Inc.                                16,745,946

                                                           -----------------
                                                                  27,527,738

        Industrial Specialties-3.8%
    234,400    Cabot Microelectronics Corp.*                       8,318,856

    424,500    Valspar Corp.                                      12,060,045

                                                           -----------------
                                                                  20,378,901
PRODUCER MANUFACTURING SECTOR-6.2%
----------------------------------
        Building Products-2.0 %
    199,700    Watsco, Inc.                                       10,863,680


        Electrical Products-1.7%
    149,000    Acuity Brands, Inc.                                 8,981,720


        Industrial Machinery-1.1%
    157,350    IDEX Corp.                                          6,064,269


        Office Equipment/Supplies-1.4%
    186,300    HNI Corp.                                           7,638,300

RETAIL TRADE SECTOR-7.0%
------------------------
        Discount Stores-3.2%
    503,900    Family Dollar Stores, Inc.                         17,293,848


        Food Retail-2.3%
    408,000    Ruddick Corp.                                      12,288,960


        Specialty Stores-1.5%
    248,200    PetSmart, Inc.                                      8,054,090

TECHNOLOGY SERVICES SECTOR-1.9%
-------------------------------
        Information Technology Services-1.9%
    610,400    Perot Systems Corp.*                               10,401,216

TRANSPORTATION SECTOR-5.4%
--------------------------
        Air Freight/Couriers-1.1%
    246,900    Pacer International, Inc.                           5,807,088


        Trucking-4.3%
    457,200    Hunt (J.B.) Transport Services, Inc.               13,405,104

    482,800    Werner Enterprises, Inc.                            9,728,420

                                                           -----------------
                                                                  23,133,524
UTILITIES SECTOR-1.2%
---------------------
        Gas Distributors-1.2%
    137,800    Northwest Natural Gas Co.                           6,364,982

                                                           -----------------
               Total common stocks
  		 (Cost $373,622,429)				 483,095,042


SHORT-TERM INVESTMENTS-10.3% (A)

        Commercial Paper-8.9%
$16,000,000    Abbey National North America LLC, 5.21%,
		  due 7/06/07                                     15,988,422

 16,000,000    Citigroup Funding Inc., 5.23%, due 7/06/07         15,988,378

 16,000,000    Toyota Motor Credit Corp., 5.20%, due 7/06/07      15,988,445

                                                           -----------------
               Total commercial paper
  		 (Cost $47,965,245)                               47,965,245


        Variable Rate Demand Note-1.4%
  7,533,560    U.S. Bank, N.A., 5.07%                              7,533,560

                                                           -----------------
               Total variable rate demand note
	         (Cost $7,533,560)		                   7,533,560

                                                           -----------------
                Total short-term investments
		  (Cost $55,498,805)		                  55,498,805
                                                           -----------------
                Total investments-100.0%
  		  (Cost $429,121,234)               		 538,593,847

                Liabilities, less cash and
                  receivables-(0.0%) (A) 		             (70,600)
                                                           -----------------
                TOTAL NET ASSETS-100.0%                         $538,523,247
                                                           =================

	   *  Non-income producing security.

          (A) Percentages for the various classifications relate to net assets.



As of June 30, 2007, investment cost for federal tax purposes was $429,136,335 and the tax components of unrealized appreciation/depreciation were as follows:


Aggregate gross unrealized appreciation           $112,604,653

Aggregate gross unrealized depreciation             (3,147,141)
                                                ---------------
Net unrealized appreciation                       $109,457,512
						===============


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) FMI Common Stock Fund, Inc.
                   -------------------

     By (Signature and Title)  /s/ Ted D. Kellner
                               ---------------------------
                                Ted D. Kellner, President

     Date  08/06/07
           --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)      /s/ Ted D. Kellner
                                   ---------------------------
                                    Ted D. Kellner, President

     Date  08/06/07
           --------------

     By (Signature and Title)      /s/ Ted D. Kellner
                                   ------------------------
 				   Ted D. Kellner, Treasurer

     Date  08/06/07
           --------------